Unaudited Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (6,280,000)	$ (11,744,000)	$ (21,300,000)	$ (28,599,000)
Adjustments to reconcile net loss to cash (used in) provided by operating activities
Gain on settlement of accounts payable	(449,000)
Merger and acquisition costs	1,194,000
Gain from settlement of BTC Note			(6,248,000)
Impairment of digital assets				275,000
Realized gain from sale of digital assets				(535,000)
Realized gain from use of digital assets				(3,899,000)
Unrealized loss (gain) on digital assets	127,000	(1,703,000)	(1,566,000)
Impairment of miners				8,335,000
Depreciation expense	1,071,000	3,247,000	11,179,000	14,958,000
Forfeiture of restricted common stock awards				(1,910,000)
Compensation cost related to restricted common stock awards			1,588,000	1,508,000
Fair value of common stock issued to consultants			1,884,000
Compensation for services contributed by the Company’s President				250,000
Stock-based compensation	772,000	208,000	1,588,000	(152,000)
Unrealized loss (gain) on marketable securities	66,000	216,000	288,000	(168,000)
Loss on asset disposal			146,000	55,000
Change in fair value of BTC Note			8,058,000	13,193,000
Change in fair value of notes payable		9,638,000
Interest expense		287,000	914,000	758,000
Digital asset revenue	(1,558,000)	(7,490,000)	(20,539,000)	(21,052,000)
Other				67,000
Changes in operating assets and liabilities
Proceeds from the sale of digital assets	1,647,000	6,106,000	20,260,000	18,512,000
Accounts receivable	(175,000)	485,000	486,000	(456,000)
Prepaid expense	(914,000)	(28,000)	(230,000)	(249,000)
Accounts payable and accrued liabilities	1,280,000	(205,000)	1,684,000	1,968,000
Net cash used in operating activities	(3,219,000)	(983,000)	(3,396,000)	3,011,000
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of miners	(558,000)
Purchase of mining equipment			(1,075,000)	(1,894,000)
Proceeds from the sale of miners			170,000
Refundable deposit	(1,222,000)		(1,842,000)	(360,000)
Net cash used in investing activities	(1,780,000)		(2,747,000)	(2,254,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Notes payable for insurance	343,000
Payment for insurance payable	(47,000)	(90,000)	(601,000)	(109,000)
Issuance of note payable for insurance premiums			569,000
Payment for interest on notes payable			(40,000)
Cash paid for legal fees incurred for BTC Note restructuring			(230,000)
Interest payment	(71,000)
Proceeds from registered direct offering	2,095,000		670,000
Cost incurred for registered direct offering	(75,000)
Proceeds from issuance of common stock ATM	2,409,000	1,395,000
Cash expenses for issuance of common stock	(72,000)		(343,000)
Cash acquired in connection with the reverse recapitalization		500,000	500,000
Proceeds from issuance of common stock – private placement			1,395,000
Proceeds from issuance of common stock – ATM			4,043,000
Net cash provided by financing activities	4,582,000	1,805,000	5,963,000	(109,000)
Net change in cash	(417,000)	822,000	(180,000)	648,000
Cash-beginning of period	735,000	915,000	915,000	267,000
Cash-end of period	318,000	1,737,000	735,000	915,000
Reconciliation of cash and cash equivalents and restricted cash
Cash and cash equivalents	318,000	1,737,000	735,000	915,000
Restricted cash	1,263,000			8,000
Cash and cash equivalents and restricted cash	1,581,000	1,737,000	735,000	923,000
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest			40,000
Cash paid for income taxes				176,000
Non-Cash investing and financing activities:
Accrued expenses for issuance of common stock		55,000	322,000	845,000
ASC 2023-08 fair value adjustment			740,000
Fair value of common stock issued for settlement of BTC Note			5,072,000
Fair value of warrants issued for settlement of BTC Note			3,048,000
Promissory note issued for settlement of BTC Note			5,000,000
Digital assets used for principal and interest payment BTC Note			$ 3,665,000	$ 7,770,000
Value of common stock issued for acquisition of Akerna’s net book value		(2,256,000)
Digital assets used for principal and interest payment on BTC Note		1,750,000
Fair value of shares issued for services	250,000
Accrued expenses for issuance of common stock	$ 773,000